Acquisitions - Unaudited Pro Forma Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TurnKey
Business Acquisition [Line Items]
Revenue	$ 920,620	$ 585,848
Net loss	$ (149,622)	$ (136,510)
Wyndham Vacation Rentals
Business Acquisition [Line Items]
Revenue			$ 505,957
Net loss			$ (85,261)